Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2016	€ 3,002	€ 1,274	€ 5,370	€ (18)	€ (3,624)	€ (267)	€ 2,735
Loss for the year	(5,361)				(5,361)	(115)	(5,476)
Other comprehensive income (loss)	10			10			10
Total comprehensive loss	(5,351)			10	(5,361)	(115)	(5,466)
Share-based payments	51		51				51
Issuance of shares	19,450	272	19,178				19,450
Transaction costs	(416)		(416)				(416)
Balance at end of the year at Dec. 31, 2017	16,736	1,546	24,183	(8)	(8,985)	(382)	16,354
Loss for the year	(10,963)				(10,963)	(375)	(11,338)
Other comprehensive income (loss)	(8)			(8)			(8)
Total comprehensive loss	(10,971)			(8)	(10,963)	(375)	(11,346)
Share-based payments	1,443		1,443				1,443
Issuance of shares	20,073	357	19,716				20,073
Balance at end of the year at Dec. 31, 2018	27,281	1,903	45,342	(16)	(19,948)	(757)	26,524
Loss for the year	(20,674)				(20,674)	(181)	(20,855)
Other comprehensive income (loss)	16			16			16
Total comprehensive loss	(20,658)			€ 16	(20,674)	(181)	(20,839)
Share-based payments	(1,300)		(1,300)				(1,300)
Issuance of shares	46,798	480	46,318				46,798
Transaction costs	(4,899)		(4,899)				(4,899)
Share-based payments - modification at IPO	10,038		10,038				10,038
Balance at end of the year at Dec. 31, 2019	€ 59,860	€ 2,383	€ 98,099		€ (40,622)	€ (938)	€ 58,922